OPTIONS AND NONVESTED SHARES - Summary of restricted share units (Details) - Restricted share units	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Number of nonvested shares (RSU)
Granted | shares	407,786
Outstanding at the end | shares	407,786
Grant date weighted average fair value
Granted (in dollars per share) | $ / shares	$ 96.78
Outstanding at the end (in dollars per share) | $ / shares	$ 96.78
Stock compensation expense | $	$ 4,282,366
Unrecognized stock compensation expense | $	$ 35,183,796
Unrecognized stock compensation expense expected to be recognized over weighted average period	3 years 6 months